Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following as of December 31 (dollars in thousands):

	2022	2021
Accrued payroll and benefits	$20,502	$21,752
Accrued legal contingencies	18,940	16,881
Equipment, engineering, design, and testing services received not invoiced	9,443	13,863
Deposits from customers	3,573	4,354
Due to affiliates	-	6,673
Obligation to issue registered shares of Class A Common Stock	-	12,635
Other current liabilities	13,251	11,780
Total accrued expenses and other current liabilities	$65,709	$87,938